CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities
Net (Loss)/Income	$ (9,341)	$ (46,861)
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	31,527	29,646
Impairment of Vessels	0	2,168
Gain (Loss) Disposal of Vessels	0	1,716
Equity Loss from Associate	0	2,422
Change in Fair Value of Investment Securities	1,449	0
Dry-dock Expenditures	(446)	(548)
Amortization of Deferred Finance Costs	2,866	1,150
Deferred Compensation Liability	486	(82)
Share-based Compensation	200	209
Other, net	66	108
Changes in Operating Assets and Liabilities:
Accounts Receivables	6,940	706
Accounts Receivables, Related Party	212	132
Inventory	(1,797)	489
Prepaid Expenses and Other Current Assets	(147)	407
Accounts Payable and Accrued Liabilities	1,204	(902)
Voyages in Progress	7,613	(3,503)
Net Cash (Used In) / Provided by Operating Activities	40,832	(12,743)
Cash Flows from Investing Activities
Investment in Vessels	(557)	(3,097)
Proceeds from Sale of Vessels	0	25,234
Investment in Other Fixed Assets	0	(60)
Dividends received from Associate	0	300
Net Cash (Used In) / Provided in Investing Activities	(557)	22,377
Cash Flows from Financing Activities
Proceeds from Borrowing Activities	300,000	0
Repayments of Borrowing Facility	(6,378)	0
Repayments of Vessel Financing 2018 New buildings	(3,566)	0
Repayments on Credit Facility	(313,400)	(15,785)
Transaction Costs Borrowing Facility	(6,904)	0
Dividends Distributed	(9,936)	(5,678)
Net Cash (Used In) / Provided by Financing Activities	(40,184)	(21,463)
Net Increase (Decrease) in Cash and Cash Equivalents	91	(11,829)
Net Deposit of Restricted Cash	(7,337)	0
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(19)	(48)
Cash and Cash Equivalents at the Beginning of Period	49,327	58,359
Cash and Cash Equivalents at the End of Period	42,062	46,482
Cash Paid for Interest, Net of Amounts Capitalized	$ (17,444)	$ (14,516)